Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2021
Quarterly Financial Data [Abstract]
Summary of Quarterly Results of Operations	This table includes all adjustments, consisting of normal recurring adjustments that we consider necessary for a fair presentation of our consolidated financial position and operating results for the quarters presented.

	2021
(In thousands, except per share data, unaudited)	December 31	September 30	June 30	March 31
Revenue	$867,540	$540,287	$378,647	$283,972
Gross profit	70,292	53,122	50,864	33,537
Income from operations	3,335	3,458	11,529	1,444
Net income (loss)	12,806	(15,303)	9,190	(233)
Net income (loss) per share, basic (1)	$0.05	$(0.13)	$0.15	$0.00
Net income (loss) per share, diluted (1)	$0.05	$(0.13)	$0.04	$0.00

	2020
(In thousands, except per share data, unaudited)	December 31	September 30	June 30	March 31
Revenue	$223,230	$186,365	$287,007	$367,655
Gross profit	25,255	19,765	17,861	24,898
Income (loss) from operations	424	(1,921)	(5,240)	(7,021)
Net loss	(1,319)	(2,944)	(7,390)	(11,465)
Net loss per share, basic (1)	$(0.02)	$(0.05)	$(0.13)	$(0.20)
Net loss per share, diluted (1)	$(0.02)	$(0.05)	$(0.13)	$(0.20)

(1)
Basic and diluted net income (loss) per share are computed independently for each of the quarters presented. Therefore, the sum of the quarterly basic and diluted net income (loss) per share may not equal annual basic and diluted income (loss) per share.